Related Party Line of Credit Agreements	6 Months Ended
Jun. 30, 2020
Controlling interest, description
Related Party Line of Credit Agreements

Note 6 – Related Party Line of Credit Agreements

On September 20, 2019, we entered into two separate LOC Agreements (“LOC Agreements”) with DKBK Enterprises, LLC (“DKBK”) and CorLyst, LLC (“CorLyst”, and, together with DKBK, collectively, “Lenders”), both related parties, which provide a revolving commitment of up to $700,000 each ($1.4 million total). Under the LOC Agreements, all funds borrowed bear interest at an annual rate of 8%. The promissory notes issued in connection with the LOC Agreements provide that the Lenders have the right to convert all or any portion of the principal and accrued and unpaid interest into our common stock on the same terms as our 2019 Senior Convertible Notes. Therefore, the Lenders may convert the outstanding debt under the LOC Agreements into our common stock at a conversion price equal to the lower of (i) $14.28 per share, (ii) a price per share equal to a 10% discount to the pre-money valuation of an equity sale of the Company’s common stock for cash, or (iii) at an adjusted price; all as more particularly described in the 2019 Senior Convertible Notes.

Our Chief Executive Officer (CEO) is also the CEO and Managing Member of both lenders. DKBK directly holds 16,166 shares of our common stock, representing less than 1% of our outstanding common stock, and CorLyst beneficially owns 1,095,649 shares of our common stock, representing 19.8% of our outstanding common stock at June 30, 2020. In April and June 2020, we drew $500,000 under the LOC Agreement with DKBK. On July 21, 2020, we drew an additional $200,000, bringing the total amount drawn under the LOC Agreement with DKBK to $700,000.